SIGNIFICANT ACCOUNTING POLICIES - Share based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	$ 8,228	$ 11,380	$ 15,122
Cost of revenues
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	369	388	425
Research and development expenses, net
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	2,108	2,685	3,481
Selling and marketing expenses
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	2,959	4,297	6,032
General and administrative expenses
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	$ 2,792	$ 4,010	$ 5,184